Senior Secured Revolving Credit Facility	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Senior Secured Revolving Credit Facility [Abstract]
Senior Secured Revolving Credit Facility

Note 4 - Senior Secured Revolving Credit Facility

On September 7, 2011, the Company closed on a senior secured revolving credit facility with RBS Citizens, N.A. Through an "accordion feature," subject to certain conditions, the Company may increase its total commitments under the credit facility to $150.0 million. The proceeds of advances made under the credit agreement may be used to finance the acquisition of net leased, investment or non-investment grade leased properties and for other permitted corporate purposes. Up to $10.0 million of the facility is available for letter of credits. The credit agreement has a term of 36 months and matures on September 7, 2014, subject to the Company's right to a 24-month extension.

Any advance made under the credit facility will bear floating interest at per annum rates equal to the one-month London Interbank Offered Rate ("LIBOR") plus 2.15% to 2.90% depending on the Company's loan to value ratio as specified in the credit agreement. In the event of a default, the lender has the right to terminate its obligations under the credit agreement, including the funding of future advances, and to accelerate the payment on any unpaid principal amounts outstanding. The credit facility requires a fee of 0.15% on the unused balance if amounts outstanding under the facility are 50% or more of the total facility amount and 0.25% on the unused balance if amounts outstanding under the facility are less than 50% of the total facility amount.

As of September 30, 2012, there was $91.1 million outstanding on this facility, which bore an interest rate of 2.7%, collateralized by 95 properties. Additional borrowings may become available under this facility based upon the availability of additional collateral, among other factors. In September 2012, the Company expanded the facility to allow for additional future acquisitions. As a result, there was $18.9 million available for future acquisitions at September 30, 2012. As of December 31, 2011, there was $42.4 million outstanding on this facility with an interest rate of 3.17%, collateralized by 59 properties.

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of September 30, 2012, the Company was in compliance with the debt covenants under the senior secured revolving credit facility agreement.

Note 4 - Senior Secured Revolving Credit Facility

On September 7, 2011, the Company closed on a $150.0 million senior secured revolving credit facility. The OP is the borrower, and the Company and the OP's subsidiaries are the guarantors under this facility. The proceeds of loans made under the credit agreement may be used to finance the acquisition of net leased, investment or non-investment grade occupied properties and for other permitted corporate purposes. Up to $10.0 million of the facility is available for letter of credits. The initial term of the credit agreement is 36 months.

Any loan made under the credit facility shall bear floating interest at per annum rates equal to the one month London Interbank Offered Rate ("LIBOR") plus 2.15% to 2.90% depending on the Company's loan to value ratio as specified in the agreement. In the event of a default, the lender has the right to terminate its obligations under the credit agreement, including the funding of future loans, and to accelerate the payment on any unpaid principal amount of all outstanding loans. The line of credit requires a fee of 0.15% on the unused balance if amounts outstanding under the facility are 50% or more of the total facility amount and 0.25% on the unused balance if amounts outstanding under the facility are 50% or less of the total facility amount.

As of December 31, 2011, there was $42.4 million outstanding on this facility which bore an interest rate of 3.17%. As of December 31, 2011, this facility was collateralized by 59 properties. Availability of additional borrowings under this facility are based upon the availability of sufficient collateral, among other factors. At December 31, 2011, based on the collateral available, there was $53.0 million of maximum borrowing capacity under this facility, with $10.6 million available and unused.

The Company's sources of recourse financing generally require financial covenants, including restrictions on corporate guarantees, the maintenance of certain financial ratios (such as specified debt to equity and debt service coverage ratios) as well as the maintenance of a minimum net worth. As of December 31, 2011, the Company was in compliance with the debt covenants under the senior secured revolving credit facility agreement.